Organization and Business Description (Details) - Schedule of Operation of the UFG Entities - Variable Interest Entity [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operation of the UFG Entities [Abstract]
Net revenue	$ 4,246,441	$ 4,562,762
Net income	$ 552,045	$ 1,213,299